Pension and Postretirement Benefit Plans (Components of net periodic benefit cost and other information) (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
United States Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	$ 14,125	$ 14,818
Other items to reconcile to fair value of plan assets	(159)	(175)
Fair value of plan assets	13,966	14,643	$ 13,889
United States Qualified and Non-qualified Pension Benefits | Level 1
Benefit Plan Information
Total, before other items to reconcile	4,532	4,367
United States Qualified and Non-qualified Pension Benefits | Level 2
Benefit Plan Information
Total, before other items to reconcile	4,113	4,699
United States Qualified and Non-qualified Pension Benefits | Level 3
Benefit Plan Information
Total, before other items to reconcile	(106)	(74)
United States Qualified and Non-qualified Pension Benefits | Equities
Benefit Plan Information
Total, before other items to reconcile	3,624	3,587
United States Qualified and Non-qualified Pension Benefits | Equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	3,046	2,980
United States Qualified and Non-qualified Pension Benefits | U.S. equities
Benefit Plan Information
Total, before other items to reconcile	1,897	1,766
United States Qualified and Non-qualified Pension Benefits | U.S. equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	1,897	1,766
United States Qualified and Non-qualified Pension Benefits | Non-U.S. equities
Benefit Plan Information
Total, before other items to reconcile	1,149	1,214
United States Qualified and Non-qualified Pension Benefits | Non-U.S. equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	1,149	1,214
United States Qualified and Non-qualified Pension Benefits | Index and long/short equity
Benefit Plan Information
Total, before other items to reconcile	578	607
United States Qualified and Non-qualified Pension Benefits | Fixed income
Benefit Plan Information
Total, before other items to reconcile	5,184	5,652
United States Qualified and Non-qualified Pension Benefits | Fixed income | Level 1
Benefit Plan Information
Total, before other items to reconcile	1,107	1,059
United States Qualified and Non-qualified Pension Benefits | Fixed income | Level 2
Benefit Plan Information
Total, before other items to reconcile	4,066	4,561
United States Qualified and Non-qualified Pension Benefits | U.S. government securities
Benefit Plan Information
Total, before other items to reconcile	1,551	1,622
United States Qualified and Non-qualified Pension Benefits | U.S. government securities | Level 1
Benefit Plan Information
Total, before other items to reconcile	1,095	1,032
United States Qualified and Non-qualified Pension Benefits | U.S. government securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	456	590
United States Qualified and Non-qualified Pension Benefits | Foreign government agency securities
Benefit Plan Information
Total, before other items to reconcile	126	388
United States Qualified and Non-qualified Pension Benefits | Foreign government agency securities | Level 1
Benefit Plan Information
Total, before other items to reconcile		7
United States Qualified and Non-qualified Pension Benefits | Foreign government agency securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	126	381
United States Qualified and Non-qualified Pension Benefits | Preferred and convertible securities
Benefit Plan Information
Total, before other items to reconcile	12	15
United States Qualified and Non-qualified Pension Benefits | Preferred and convertible securities | Level 1
Benefit Plan Information
Total, before other items to reconcile	4	6
United States Qualified and Non-qualified Pension Benefits | Preferred and convertible securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	8	9
United States Qualified and Non-qualified Pension Benefits | U.S. corporate bonds
Benefit Plan Information
Total, before other items to reconcile	2,829	2,897
United States Qualified and Non-qualified Pension Benefits | U.S. corporate bonds | Level 1
Benefit Plan Information
Total, before other items to reconcile	9	8
United States Qualified and Non-qualified Pension Benefits | U.S. corporate bonds | Level 2
Benefit Plan Information
Total, before other items to reconcile	2,820	2,889
United States Qualified and Non-qualified Pension Benefits | Non-U.S. corporate bonds
Benefit Plan Information
Total, before other items to reconcile	616	566
United States Qualified and Non-qualified Pension Benefits | Non-U.S. corporate bonds | Level 2
Benefit Plan Information
Total, before other items to reconcile	616	566
United States Qualified and Non-qualified Pension Benefits | Other securities
Benefit Plan Information
Total, before other items to reconcile	11	32
United States Qualified and Non-qualified Pension Benefits | Derivative instruments
Benefit Plan Information
Total, before other items to reconcile	39	132
United States Qualified and Non-qualified Pension Benefits | Derivative instruments | Level 1
Benefit Plan Information
Total, before other items to reconcile	(1)	6
United States Qualified and Non-qualified Pension Benefits | Derivative instruments | Level 2
Benefit Plan Information
Total, before other items to reconcile	40	126
United States Qualified and Non-qualified Pension Benefits | Private equity
Benefit Plan Information
Total, before other items to reconcile	2,368	2,502
United States Qualified and Non-qualified Pension Benefits | Private equity | Level 1
Benefit Plan Information
Total, before other items to reconcile	24	15
United States Qualified and Non-qualified Pension Benefits | Private equity | Level 3
Benefit Plan Information
Total, before other items to reconcile	(106)	(74)
United States Qualified and Non-qualified Pension Benefits | Derivatives
Benefit Plan Information
Total, before other items to reconcile	(106)	(74)
United States Qualified and Non-qualified Pension Benefits | Derivatives | Level 3
Benefit Plan Information
Total, before other items to reconcile	(106)	(74)
United States Qualified and Non-qualified Pension Benefits | Growth equity
Benefit Plan Information
Total, before other items to reconcile	24	15
United States Qualified and Non-qualified Pension Benefits | Growth equity | Level 1
Benefit Plan Information
Total, before other items to reconcile	24	15
United States Qualified and Non-qualified Pension Benefits | Partnership investments
Benefit Plan Information
Total, before other items to reconcile	2,450	2,561
United States Qualified and Non-qualified Pension Benefits | Absolute return
Benefit Plan Information
Total, before other items to reconcile	2,058	2,173
United States Qualified and Non-qualified Pension Benefits | Absolute return | Level 1
Benefit Plan Information
Total, before other items to reconcile	253	26
United States Qualified and Non-qualified Pension Benefits | Absolute return | Level 2
Benefit Plan Information
Total, before other items to reconcile	41	52
United States Qualified and Non-qualified Pension Benefits | Hedge funds and hedge fund of funds
Benefit Plan Information
Total, before other items to reconcile	1,409	1,807
United States Qualified and Non-qualified Pension Benefits | Fixed income and other
Benefit Plan Information
Total, before other items to reconcile	299	78
United States Qualified and Non-qualified Pension Benefits | Fixed income and other | Level 1
Benefit Plan Information
Total, before other items to reconcile	253	26
United States Qualified and Non-qualified Pension Benefits | Fixed income and other | Level 2
Benefit Plan Information
Total, before other items to reconcile	46	52
United States Qualified and Non-qualified Pension Benefits | Partnership investments - absolute return
Benefit Plan Information
Total, before other items to reconcile	355	288
United States Qualified and Non-qualified Pension Benefits | Derivatives - absolute return
Benefit Plan Information
Total, before other items to reconcile	(5)
United States Qualified and Non-qualified Pension Benefits | Derivatives - absolute return | Level 2
Benefit Plan Information
Total, before other items to reconcile	(5)
United States Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents
Benefit Plan Information
Total, before other items to reconcile	891	904
United States Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 1
Benefit Plan Information
Total, before other items to reconcile	102	287
United States Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 2
Benefit Plan Information
Total, before other items to reconcile	6	86
United States Qualified and Non-qualified Pension Benefits | Cash and cash equivalents
Benefit Plan Information
Total, before other items to reconcile	108	373
United States Qualified and Non-qualified Pension Benefits | Cash and cash equivalents | Level 1
Benefit Plan Information
Total, before other items to reconcile	102	287
United States Qualified and Non-qualified Pension Benefits | Cash and cash equivalents | Level 2
Benefit Plan Information
Total, before other items to reconcile	6	86
United States Qualified and Non-qualified Pension Benefits | Cash and cash equivalents valued at net asset value [Member]
Benefit Plan Information
Total, before other items to reconcile	783	531
International Qualified and Non-qualified Pension Benefits
Benefit Plan Information
Total, before other items to reconcile	5,697	5,998
Other items to reconcile to fair value of plan assets	(28)	(41)
Fair value of plan assets	5,669	5,957	5,758
International Qualified and Non-qualified Pension Benefits | Level 1
Benefit Plan Information
Total, before other items to reconcile	1,681	1,583
International Qualified and Non-qualified Pension Benefits | Level 2
Benefit Plan Information
Total, before other items to reconcile	2,477	2,767
International Qualified and Non-qualified Pension Benefits | Level 3
Benefit Plan Information
Total, before other items to reconcile	481	502
International Qualified and Non-qualified Pension Benefits | Equities
Benefit Plan Information
Total, before other items to reconcile	2,157	2,131
International Qualified and Non-qualified Pension Benefits | Equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	1,243	1,286
International Qualified and Non-qualified Pension Benefits | Equities | Level 2
Benefit Plan Information
Total, before other items to reconcile	893	823
International Qualified and Non-qualified Pension Benefits | Equities | Level 3
Benefit Plan Information
Total, before other items to reconcile	4	4
International Qualified and Non-qualified Pension Benefits | Growth equities
Benefit Plan Information
Total, before other items to reconcile	913	848
International Qualified and Non-qualified Pension Benefits | Growth equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	718	672
International Qualified and Non-qualified Pension Benefits | Growth equities | Level 2
Benefit Plan Information
Total, before other items to reconcile	195	176
International Qualified and Non-qualified Pension Benefits | Value equities
Benefit Plan Information
Total, before other items to reconcile	521	618
International Qualified and Non-qualified Pension Benefits | Value equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	494	595
International Qualified and Non-qualified Pension Benefits | Value equities | Level 2
Benefit Plan Information
Total, before other items to reconcile	27	23
International Qualified and Non-qualified Pension Benefits | Core equities
Benefit Plan Information
Total, before other items to reconcile	706	647
International Qualified and Non-qualified Pension Benefits | Core equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	31	19
International Qualified and Non-qualified Pension Benefits | Core equities | Level 2
Benefit Plan Information
Total, before other items to reconcile	671	624
International Qualified and Non-qualified Pension Benefits | Core equities | Level 3
Benefit Plan Information
Total, before other items to reconcile	4	4
International Qualified and Non-qualified Pension Benefits | Equities valued at net asset value
Benefit Plan Information
Total, before other items to reconcile	17	18
International Qualified and Non-qualified Pension Benefits | Fixed income
Benefit Plan Information
Total, before other items to reconcile	2,310	2,915
International Qualified and Non-qualified Pension Benefits | Fixed income | Level 1
Benefit Plan Information
Total, before other items to reconcile	313	133
International Qualified and Non-qualified Pension Benefits | Fixed income | Level 2
Benefit Plan Information
Total, before other items to reconcile	1,213	1,904
International Qualified and Non-qualified Pension Benefits | Fixed income | Level 3
Benefit Plan Information
Total, before other items to reconcile	14	15
International Qualified and Non-qualified Pension Benefits | Domestic government debt
Benefit Plan Information
Total, before other items to reconcile	633	623
International Qualified and Non-qualified Pension Benefits | Domestic government debt | Level 1
Benefit Plan Information
Total, before other items to reconcile	283	87
International Qualified and Non-qualified Pension Benefits | Domestic government debt | Level 2
Benefit Plan Information
Total, before other items to reconcile	346	533
International Qualified and Non-qualified Pension Benefits | Domestic government debt | Level 3
Benefit Plan Information
Total, before other items to reconcile	4	3
International Qualified and Non-qualified Pension Benefits | Foreign government agency securities
Benefit Plan Information
Total, before other items to reconcile	206	715
International Qualified and Non-qualified Pension Benefits | Foreign government agency securities | Level 1
Benefit Plan Information
Total, before other items to reconcile		45
International Qualified and Non-qualified Pension Benefits | Foreign government agency securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	206	670
International Qualified and Non-qualified Pension Benefits | Corporate debt securities
Benefit Plan Information
Total, before other items to reconcile	701	714
International Qualified and Non-qualified Pension Benefits | Corporate debt securities | Level 1
Benefit Plan Information
Total, before other items to reconcile	30	1
International Qualified and Non-qualified Pension Benefits | Corporate debt securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	661	701
International Qualified and Non-qualified Pension Benefits | Corporate debt securities | Level 3
Benefit Plan Information
Total, before other items to reconcile	10	12
International Qualified and Non-qualified Pension Benefits | Fixed income securities valued at net asset value [Member]
Benefit Plan Information
Total, before other items to reconcile	770	863
International Qualified and Non-qualified Pension Benefits | Private equity
Benefit Plan Information
Total, before other items to reconcile	160	154
International Qualified and Non-qualified Pension Benefits | Private equity | Level 1
Benefit Plan Information
Total, before other items to reconcile	1	3
International Qualified and Non-qualified Pension Benefits | Private equity | Level 2
Benefit Plan Information
Total, before other items to reconcile	5	5
International Qualified and Non-qualified Pension Benefits | Private equity | Level 3
Benefit Plan Information
Total, before other items to reconcile	4	4
International Qualified and Non-qualified Pension Benefits | Real estate
Benefit Plan Information
Total, before other items to reconcile	10	12
International Qualified and Non-qualified Pension Benefits | Real estate | Level 1
Benefit Plan Information
Total, before other items to reconcile	1	3
International Qualified and Non-qualified Pension Benefits | Real estate | Level 2
Benefit Plan Information
Total, before other items to reconcile	5	5
International Qualified and Non-qualified Pension Benefits | Real estate | Level 3
Benefit Plan Information
Total, before other items to reconcile	4	4
International Qualified and Non-qualified Pension Benefits | Real estate valued at net asset value
Benefit Plan Information
Total, before other items to reconcile	126	119
International Qualified and Non-qualified Pension Benefits | Partnership investments
Benefit Plan Information
Total, before other items to reconcile	24	23
International Qualified and Non-qualified Pension Benefits | Absolute return
Benefit Plan Information
Total, before other items to reconcile	596	605
International Qualified and Non-qualified Pension Benefits | Absolute return | Level 1
Benefit Plan Information
Total, before other items to reconcile	(2)
International Qualified and Non-qualified Pension Benefits | Absolute return | Level 2
Benefit Plan Information
Total, before other items to reconcile	19	6
International Qualified and Non-qualified Pension Benefits | Absolute return | Level 3
Benefit Plan Information
Total, before other items to reconcile	459	479
International Qualified and Non-qualified Pension Benefits | Insurance
Benefit Plan Information
Total, before other items to reconcile	456	476
International Qualified and Non-qualified Pension Benefits | Insurance | Level 3
Benefit Plan Information
Total, before other items to reconcile	456	476
International Qualified and Non-qualified Pension Benefits | Derivatives - absolute return
Benefit Plan Information
Total, before other items to reconcile	13	(4)
International Qualified and Non-qualified Pension Benefits | Derivatives - absolute return | Level 1
Benefit Plan Information
Total, before other items to reconcile	(2)
International Qualified and Non-qualified Pension Benefits | Derivatives - absolute return | Level 2
Benefit Plan Information
Total, before other items to reconcile	15	(4)
International Qualified and Non-qualified Pension Benefits | Other - absolute return
Benefit Plan Information
Total, before other items to reconcile	7	13
International Qualified and Non-qualified Pension Benefits | Other - absolute return | Level 2
Benefit Plan Information
Total, before other items to reconcile	4	10
International Qualified and Non-qualified Pension Benefits | Other - absolute return | Level 3
Benefit Plan Information
Total, before other items to reconcile	3	3
International Qualified and Non-qualified Pension Benefits | Other valued at net asset value
Benefit Plan Information
Total, before other items to reconcile	1	3
International Qualified and Non-qualified Pension Benefits | Hedge funds
Benefit Plan Information
Total, before other items to reconcile	119	117
International Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents
Benefit Plan Information
Total, before other items to reconcile	474	193
International Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 1
Benefit Plan Information
Total, before other items to reconcile	126	161
International Qualified and Non-qualified Pension Benefits | Cash and Cash Equivalents | Level 2
Benefit Plan Information
Total, before other items to reconcile	347	29
International Qualified and Non-qualified Pension Benefits | Cash and cash equivalents
Benefit Plan Information
Total, before other items to reconcile	473	190
International Qualified and Non-qualified Pension Benefits | Cash and cash equivalents | Level 1
Benefit Plan Information
Total, before other items to reconcile	126	161
International Qualified and Non-qualified Pension Benefits | Cash and cash equivalents | Level 2
Benefit Plan Information
Total, before other items to reconcile	347	29
International Qualified and Non-qualified Pension Benefits | Cash and cash equivalents valued at net asset value [Member]
Benefit Plan Information
Total, before other items to reconcile	1	3
Postretirement Benefits
Benefit Plan Information
Total, before other items to reconcile	1,358	1,428
Other items to reconcile to fair value of plan assets	9	8
Fair value of plan assets	$ 1,367	1,436	$ 1,405
Percentage of plan assets within 401h account	39.00%
Postretirement Benefits | Level 1
Benefit Plan Information
Total, before other items to reconcile	$ 687	724
Postretirement Benefits | Level 2
Benefit Plan Information
Total, before other items to reconcile	392	393
Postretirement Benefits | Level 3
Benefit Plan Information
Total, before other items to reconcile	(4)	(3)
Postretirement Benefits | Equities
Benefit Plan Information
Total, before other items to reconcile	616	676
Postretirement Benefits | Equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	567	621
Postretirement Benefits | U.S. equities
Benefit Plan Information
Total, before other items to reconcile	508	565
Postretirement Benefits | U.S. equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	508	565
Postretirement Benefits | Non-U.S. equities
Benefit Plan Information
Total, before other items to reconcile	59	56
Postretirement Benefits | Non-U.S. equities | Level 1
Benefit Plan Information
Total, before other items to reconcile	59	56
Postretirement Benefits | Index and long/short equity
Benefit Plan Information
Total, before other items to reconcile	49	55
Postretirement Benefits | Fixed income
Benefit Plan Information
Total, before other items to reconcile	461	457
Postretirement Benefits | Fixed income | Level 1
Benefit Plan Information
Total, before other items to reconcile	71	68
Postretirement Benefits | Fixed income | Level 2
Benefit Plan Information
Total, before other items to reconcile	390	388
Postretirement Benefits | U.S. government securities
Benefit Plan Information
Total, before other items to reconcile	263	254
Postretirement Benefits | U.S. government securities | Level 1
Benefit Plan Information
Total, before other items to reconcile	71	68
Postretirement Benefits | U.S. government securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	192	186
Postretirement Benefits | Foreign government agency securities
Benefit Plan Information
Total, before other items to reconcile	8	17
Postretirement Benefits | Foreign government agency securities | Level 2
Benefit Plan Information
Total, before other items to reconcile	8	17
Postretirement Benefits | U.S. corporate bonds
Benefit Plan Information
Total, before other items to reconcile	153	146
Postretirement Benefits | U.S. corporate bonds | Level 2
Benefit Plan Information
Total, before other items to reconcile	153	146
Postretirement Benefits | Non-U.S. corporate bonds
Benefit Plan Information
Total, before other items to reconcile	35	34
Postretirement Benefits | Non-U.S. corporate bonds | Level 2
Benefit Plan Information
Total, before other items to reconcile	35	34
Postretirement Benefits | Other securities
Benefit Plan Information
Total, before other items to reconcile		1
Postretirement Benefits | Derivative instruments
Benefit Plan Information
Total, before other items to reconcile	2	5
Postretirement Benefits | Derivative instruments | Level 2
Benefit Plan Information
Total, before other items to reconcile	2	5
Postretirement Benefits | Private equity
Benefit Plan Information
Total, before other items to reconcile	133	160
Postretirement Benefits | Private equity | Level 1
Benefit Plan Information
Total, before other items to reconcile	1	1
Postretirement Benefits | Private equity | Level 3
Benefit Plan Information
Total, before other items to reconcile	(4)	(3)
Postretirement Benefits | Derivatives
Benefit Plan Information
Total, before other items to reconcile	(4)	(3)
Postretirement Benefits | Derivatives | Level 3
Benefit Plan Information
Total, before other items to reconcile	(4)	(3)
Postretirement Benefits | Growth equity
Benefit Plan Information
Total, before other items to reconcile	1	1
Postretirement Benefits | Growth equity | Level 1
Benefit Plan Information
Total, before other items to reconcile	1	1
Postretirement Benefits | Partnership investments
Benefit Plan Information
Total, before other items to reconcile	136	162
Postretirement Benefits | Absolute return
Benefit Plan Information
Total, before other items to reconcile	80	79
Postretirement Benefits | Absolute return | Level 1
Benefit Plan Information
Total, before other items to reconcile	10	1
Postretirement Benefits | Absolute return | Level 2
Benefit Plan Information
Total, before other items to reconcile	2	2
Postretirement Benefits | Hedge funds and hedge fund of funds
Benefit Plan Information
Total, before other items to reconcile	54	66
Postretirement Benefits | Fixed income and other
Benefit Plan Information
Total, before other items to reconcile	12	3
Postretirement Benefits | Fixed income and other | Level 1
Benefit Plan Information
Total, before other items to reconcile	10	1
Postretirement Benefits | Fixed income and other | Level 2
Benefit Plan Information
Total, before other items to reconcile	2	2
Postretirement Benefits | Partnership investments - absolute return
Benefit Plan Information
Total, before other items to reconcile	14	10
Postretirement Benefits | Cash and Cash Equivalents
Benefit Plan Information
Total, before other items to reconcile	68	56
Postretirement Benefits | Cash and Cash Equivalents | Level 1
Benefit Plan Information
Total, before other items to reconcile	38	33
Postretirement Benefits | Cash and Cash Equivalents | Level 2
Benefit Plan Information
Total, before other items to reconcile		3
Postretirement Benefits | Cash and cash equivalents
Benefit Plan Information
Total, before other items to reconcile	38	36
Postretirement Benefits | Cash and cash equivalents | Level 1
Benefit Plan Information
Total, before other items to reconcile	38	33
Postretirement Benefits | Cash and cash equivalents | Level 2
Benefit Plan Information
Total, before other items to reconcile		3
Postretirement Benefits | Cash and cash equivalents valued at net asset value [Member]
Benefit Plan Information
Total, before other items to reconcile	$ 30	$ 20